ACQUISITIONS (Details) (USD $)	6 Months Ended	12 Months Ended		0 Months Ended
	Jun. 30, 2013 Urastar	Dec. 31, 2012 Urastar	May 16, 2013 Urastar	Jan. 23, 2012 Grayd	Nov. 18, 2011 Grayd
Total purchase price to allocate:
Cash paid for acquisition			$ 10,127,000	$ 9,300,000	$ 166,000,000
Transaction costs associated with the acquisition	700,000
Fair value of assets acquired and liabilities assumed:
Mining properties			7,699,000
Goodwill			6,135,000		29,200,000
Cash and cash equivalents			76,000
Trade receivables			731,000
Other current assets			12,000
Plant and equipment			2,000
Accounts payable and accrued liabilities			(791,000)
Other liabilities			(1,573,000)
Deferred tax liability			(2,164,000)
Purchase price			10,127,000
Pro forma results of operations
Pro forma net income (loss) for the period	(3,015,000)	307,274,000
Pro forma net income (loss) per share-basic (in dollars per share)	$ (0.02)	$ 1.79
Percentage of outstanding shares acquired					94.77%
Total purchase price				11,800,000	222,100,000
Shares issued for acquisition of mining property				68,941	1,250,477
Newly issued Agnico Eagle shares value				$ 2,400,000